UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, NY 10017


Form 13F File Number: 028-07484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  212-973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $    3,091,640
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, LP
----  --------------------  ----------------------------------------------------
2     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105  103,611  3,592,622 SH       SOLE                 3,592,622      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   15,786    547,378 SH       SOLE       1           547,378      0    0
ATP OIL & GAS CORP           COM             00208J108   21,615  1,149,100 SH       SOLE                 1,149,100      0    0
ATP OIL & GAS CORP           COM             00208J108    3,440    182,900 SH       SOLE       1           182,900      0    0
AUTOMATIC DATA PROCESSING IN COM             053015103   59,764  1,343,917 SH       SOLE                 1,343,917      0    0
AUTOMATIC DATA PROCESSING IN COM             053015103    9,618    216,283 SH       SOLE       1           216,283      0    0
BECTON DICKINSON & CO        COM             075887109   45,097    572,800 SH       SOLE                   572,800      0    0
BECTON DICKINSON & CO        COM             075887109    7,259     92,200 SH       SOLE       1            92,200      0    0
BIOFUEL ENERGY CORP          COM             09064Y109   17,918  6,094,661 SH       SOLE                 6,094,661      0    0
BIOFUEL ENERGY CORP          COM             09064Y109    4,255  1,447,443 SH       SOLE       1         1,447,443      0    0
CARDINAL HEALTH INC          COM             14149Y108  201,683  5,597,634 SH       SOLE                 5,597,634      0    0
CARDINAL HEALTH INC          COM             14149Y108   32,152    892,366 SH       SOLE       1           892,366      0    0
CARDINAL HEALTH INC          COM             14149Y108    2,180     60,500 SH       SOLE       2            60,500      0    0
CAREFUSION CORP              COM             14170T101  197,983  7,490,850 SH       SOLE                 7,490,850      0    0
CAREFUSION CORP              COM             14170T101   31,653  1,197,624 SH       SOLE       1         1,197,624      0    0
CAREFUSION CORP              COM             14170T101      800     30,250 SH       SOLE       2            30,250      0    0
CIT GROUP INC                COM NEW         125581801  350,547  8,997,611 SH       SOLE                 8,997,611      0    0
CIT GROUP INC                COM NEW         125581801   58,550  1,502,818 SH       SOLE       1         1,502,818      0    0
CIT GROUP INC                COM NEW         125581801    3,506     90,000 SH       SOLE       2            90,000      0    0
COINSTAR INC                 COM             19259P300    3,156     97,098 SH       SOLE                    97,098      0    0
COINSTAR INC                 COM             19259P300      510     15,700 SH       SOLE       1            15,700      0    0
E M C CORP MASS              COM             268648102  134,601  7,461,250 SH       SOLE                 7,461,250      0    0
E M C CORP MASS              COM             268648102   23,560  1,306,000 SH       SOLE       1         1,306,000      0    0
E M C CORP MASS              COM             268648102    2,442    135,350 SH       SOLE       2           135,350      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104  121,299  9,983,469 SH       SOLE                 9,983,469      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104    9,113    750,000 SH       SOLE       1           750,000      0    0
EMPLOYERS HOLDINGS INC       COM             292218104   32,524  2,190,200 SH       SOLE                 2,190,200      0    0
EMPLOYERS HOLDINGS INC       COM             292218104    2,002    134,800 SH       SOLE       1           134,800      0    0
ENERGY PARTNERS LTD          COM NEW         29270U303   10,127    831,422 SH       SOLE                   831,422      0    0
ENERGY PARTNERS LTD          COM NEW         29270U303    1,938    159,152 SH       SOLE       1           159,152      0    0
EVEREST RE GROUP LTD         COM             G3223R108   68,348    844,538 SH       SOLE                   844,538      0    0
EVEREST RE GROUP LTD         COM             G3223R108   10,999    135,907 SH       SOLE       1           135,907      0    0
FIFTH STREET FINANCE CORP    COM             31678A103   19,782  1,703,857 SH       SOLE                 1,703,857      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    6,741    580,635 SH       SOLE       1           580,635      0    0
FLAGSTAR BANCORP INC         COM             337930101   16,992 28,319,500 SH       SOLE                28,319,500      0    0
FLAGSTAR BANCORP INC         COM             337930101    2,808  4,680,500 SH       SOLE       1         4,680,500      0    0
FOSTER WHEELER AG            COM             H27178104   83,520  3,077,361 SH       SOLE                 3,077,361      0    0
FOSTER WHEELER AG            COM             H27178104   15,039    554,111 SH       SOLE       1           554,111      0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   45,513  5,292,195 SH       SOLE                 5,292,195      0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   10,725  1,247,046 SH       SOLE       1         1,247,046      0    0
HEALTH NET INC               COM             42222G108   74,891  3,011,291 SH       SOLE                 3,011,291      0    0
HEALTH NET INC               COM             42222G108   12,212    491,046 SH       SOLE       1           491,046      0    0
ICONIX BRAND GROUP INC       COM             451055107    1,397     90,949 SH       SOLE                    90,949      0    0
ICONIX BRAND GROUP INC       COM             451055107      266     17,300 SH       SOLE       1            17,300      0    0
JA SOLAR HOLDINGS CO LTD     NOTE 4.500% 5/1 466090AA5   14,375 17,083,000 PRN      SOLE                17,083,000      0    0
JA SOLAR HOLDINGS CO LTD     NOTE 4.500% 5/1 466090AA5    2,130  2,531,000 PRN      SOLE       1         2,531,000      0    0
M D C HLDGS INC              COM             552676108    2,097     60,584 SH       SOLE                    60,584      0    0
M D C HLDGS INC              COM             552676108      337      9,740 SH       SOLE       1             9,740      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100  124,579  2,805,200 SH       SOLE                 2,805,200      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   17,533    394,800 SH       SOLE       1           394,800      0    0
MDC PARTNERS INC             CL A SUB VTG    552697104    2,262    218,512 SH       SOLE                   218,512      0    0
MDC PARTNERS INC             CL A SUB VTG    552697104      319     30,844 SH       SOLE       1            30,844      0    0
MI DEVS INC                  CL A SUB VTG    55304X104   63,939  4,903,300 SH       SOLE                 4,903,300      0    0
MI DEVS INC                  CL A SUB VTG    55304X104    9,414    721,935 SH       SOLE       1           721,935      0    0
MI DEVS INC                  CL A SUB VTG    55304X104      391     30,000 SH       SOLE       2            30,000      0    0
MICROSOFT CORP               COM             594918104   85,913  2,933,200 SH       SOLE                 2,933,200      0    0
MICROSOFT CORP               COM             594918104   13,673    466,800 SH       SOLE       1           466,800      0    0
NVR INC                      COM             62944T105   34,254     47,149 SH       SOLE                    47,149      0    0
NVR INC                      COM             62944T105    6,226      8,570 SH       SOLE       1             8,570      0    0
PFIZER INC                   COM             717081103  263,954 15,390,905 SH       SOLE                15,390,905      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
PFIZER INC                   COM             717081103   45,211  2,636,193 SH       SOLE       1         2,636,193      0    0
PFIZER INC                   COM             717081103    2,178    127,000 SH       SOLE       2           127,000      0    0
RALCORP HLDGS INC NEW        COM             751028101   78,713  1,161,300 SH       SOLE                 1,161,300      0    0
RALCORP HLDGS INC NEW        COM             751028101   12,790    188,700 SH       SOLE       1           188,700      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105   17,734  2,985,473 SH       SOLE                 2,985,473      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    2,717    457,327 SH       SOLE       1           457,327      0    0
SYMETRA FINL CORP            COM             87151Q106   11,301    857,400 SH       SOLE                   857,400      0    0
SYMETRA FINL CORP            COM             87151Q106    1,879    142,600 SH       SOLE       1           142,600      0    0
TERADATA CORP DEL            COM             88076W103   52,086  1,802,893 SH       SOLE                 1,802,893      0    0
TERADATA CORP DEL            COM             88076W103    8,517    294,824 SH       SOLE       1           294,824      0    0
TRANSATLANTIC HLDGS INC      COM             893521104   14,911    282,400 SH       SOLE                   282,400      0    0
TRANSATLANTIC HLDGS INC      COM             893521104    2,249     42,600 SH       SOLE       1            42,600      0    0
TRAVELERS COMPANIES INC      COM             89417E109   99,466  1,844,005 SH       SOLE                 1,844,005      0    0
TRAVELERS COMPANIES INC      COM             89417E109   15,549    288,267 SH       SOLE       1           288,267      0    0
URS CORP NEW                 COM             903236107   76,549  1,543,025 SH       SOLE                 1,543,025      0    0
URS CORP NEW                 COM             903236107   12,951    261,059 SH       SOLE       1           261,059      0    0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102   42,850  1,556,469 SH       SOLE                 1,556,469      0    0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102    6,423    233,297 SH       SOLE       1           233,297      0    0
XEROX CORP                   COM             984121103   58,460  5,995,891 SH       SOLE                 5,995,891      0    0
XEROX CORP                   COM             984121103    9,790  1,004,109 SH       SOLE       1         1,004,109      0    0


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